Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Net income at Dec. 31, 2010				$ (189,112,000)	$ (189,112,000)
Balance at Dec. 31, 2010	5,000	282,435,000	37,000	(26,995,000)	255,482,000
Balance (in Shares) at Dec. 31, 2010	488,581
Stock-based compensation (in Shares)	7,138
Issuance of common stock, net (Note 10)	19,000	6,883,000			6,902,000
Issuance of common stock, net (Note 10) (in Shares)	1,953,931
Balance at Dec. 31, 2011	24,000	292,730,000	37,000	(216,107,000)	76,684,000
Balance (in Shares) at Dec. 31, 2011	2,449,648
Net income at Dec. 31, 2012				2,726,000	2,726,000
Balance at Dec. 31, 2012	24,000	293,109,000	37,000	(280,091,000)	13,079,000
Balance (in Shares) at Dec. 31, 2012	2,449,648				2,449,648
Stock-based compensation		69,000			69,000
Stock-based compensation (in Shares)	7,142
Balance at Mar. 31, 2013	24,000	293,178,000	37,000	(277,365)	15,874,000
Balance (in Shares) at Mar. 31, 2013	2,456,790
Net income at Dec. 31, 2012				1,408,000	1,408,000
Balance at Dec. 31, 2012	24,000		37,000	(280,091,000)	13,079,000
Balance (in Shares) at Dec. 31, 2012	2,449,648				2,449,648
Stock-based compensation (in Shares)	20,000
Balance at Dec. 31, 2013	25,000	293,453,000		(278,683,000)	14,795,000
Balance (in Shares) at Dec. 31, 2013	2,469,648				2,469,648
Net income at Dec. 31, 2013				54,000	54,000
Stock-based compensation (in Shares)	7,142
Issuance of common stock, net (Note 10)	58,000	40,775,000			40,833,000
Issuance of common stock, net (Note 10) (in Shares)	5,833,214
Excess of consideration over acquired assets (Note 1)		(28,246,000)			(28,246,000)
Balance at Mar. 31, 2014	$ 83,000	$ 305,982,000		$ (278,629,000)	$ 27,436,000
Balance (in Shares) at Mar. 31, 2014	8,310,004				8,310,004